INCOME TAXES - Income Tax Rate Reconciliation (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Abstract]
Combined Canadian federal and provincial income tax rate		27.80%	28.40%	28.40%
Foreign earnings/losses taxed at higher income tax rates		0.00%	0.20%	0.40%
Foreign earnings/losses taxed at lower income tax rates		(4.30%)	(4.80%)	(5.10%)
Prior period adjustments		(0.50%)	0.50%	(3.40%)
(Nontaxable income) nondeductible expenses		(1.90%)	1.10%	3.90%
Impact of other differences		1.60%	(2.30%)	(0.70%)
Nontaxable dividend		0.00%	0.00%	(8.60%)
Canadian deferred tax assets (recognized) not recognized		(1.80%)	4.30%	2.50%
Recognition of deferred tax assets		(0.20%)	(1.30%)	0.00%
Proposed tax assessment		0.00%	2.20%	0.00%
Effective income tax rate		20.70%	28.30%	17.40%
Proposed state income tax assessment	$ 2.3